Note 9 - Other Expenses (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of components of research and development expense [text block]
	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Program costs, excluding salaries	$2,201	$692	$4,476	$1,939
Salaries	457	314	946	743
License fee, CrystalGenomics (note 9(a),(b))	5,000	-	5,000	-
Stock-based compensation	152	73	519	123
Depreciation and amortization	8	9	17	18
	$7,818	$1,088	$10,958	$2,823

Disclosure of components of general and administrative expense [text block]
	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
General and administrative excluding salaries	$1,003	$560	$2,296	$1,268
Salaries	533	443	1,074	1,301
Stock-based payment financing fees (note 6(a)(iii)	600	-	600	-
Stock-based compensation	364	376	2,225	386
Depreciation and amortization	11	14	18	28
	$2,511	$1,393	$6,213	$2,983

Disclosure of finance income (cost) [text block]
	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Foreign exchange loss	$11	$-	$28	$-
	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Interest income	$74	$11	$118	$19
Foreign exchange gain	-	29	-	54
	$74	$40	$118	$73